VARIABLE INTEREST ENTITIES	6 Months Ended
Dec. 31, 2020
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 24. VARIABLE INTEREST ENTITIES

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs is as follows:

	June 30, 2020	December 31, 2020	December 31, 2020
	RMB	RMB	U.S. Dollars
ASSETS
Current Assets
Cash	¥6,388,098	¥7,581,391	$1,160,539
Notes receivable	4,180,885	7,789,997	1,192,472
Trade accounts receivable, net	44,031,079	31,578,187	4,833,905
Trade accounts receivable- related party, net	3,068,920	—	—
Inventories, net	1,985,723	2,117,754	324,180
Other receivables, net	6,342,009	10,977,568	1,680,417
Loans to third parties	3,200,377	950,000	145,423
Purchase advances, net	75,195	82,437	12,619
Contract assets, net	31,537,586	45,621,966	6,983,690
Prepaid expenses	42,294	—	—
Total current assets	100,852,166	106,699,300	16,333,245

Property and equipment, net	29,756,879	29,078,178	4,451,210
Land use right, net	1,280,648	1,267,028	193,953
Investment in unconsolidated entity	4,000,000	4,000,000	612,309
Long-term other receivables, net	3,640	—	—
Right of use assets	2,549,914	2,070,548	316,954
Total Assets	¥138,443,247	¥143,115,054	$21,907,671

LIABILITIES
Short-term bank loan	¥9,520,000	¥12,020,000	$1,839,990
Trade accounts payable	18,903,080	15,455,630	2,365,907
Other payables	1,115,209	881,898	134,999
Other payable- related parties	3,113,460	529,570	81,065
Advance from customers	3,486,033	6,686,592	1,023,566
Accrued payroll and employees' welfare	850,841	546,716	83,690
Taxes payable	1,108,265	1,382,008	211,554
Short-term borrowings	200,000	215,699	33,019
Short-term borrowings - related parties	10,230,746	12,009,174	1,838,333
Long-term borrowings - related party - current portion	847,346	882,900	135,152
Operating lease liabilities - current	1,328,976	1,333,113	204,069
Total current liabilities	50,703,956	51,943,300	7,951,344

Operating lease liabilities - non-current	1,210,088	729,909	111,733
Long-term borrowings - related party	7,379,253	6,942,795	1,062,785
Total Liabilities	¥59,293,297	¥59,616,004	$9,125,862

The financial performance of VIEs reported in the unaudited condensed consolidated statement of operations and comprehensive loss for the six months ended December 31, 2019 includes revenues of ¥30,405,153, operating expenses of ¥10,137,918, and net loss of  ¥371,397. The financial performance of VIEs reported in the unaudited condensed consolidated statement of operations and comprehensive loss for the six months ended December 31, 2020 includes revenues of ¥25,045,362  ($3,833,878), operating expenses of ¥8,008,563  ($1,225,930), and net loss of ¥3,452,609 ($528,516).